Issued Capital (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Capital Issued

		December 31	December 31
(in thousands)	Note	2020	2019

Issued capital

Share capital issued and outstanding: 449,458,394 common shares (December 31, 2019: 447,771,433 common shares)	18.1	$3,646,291	$3,599,203

Summary of Common Shares Issued and Outstanding
A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2019 to December 31, 2020 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2019	444,336,361

Share purchase options exercised 1	2,039,735	Cdn$25.79

Restricted share units released 1	133,670	Cdn$0.00

Dividend reinvestment plan 2	1,261,667	US$24.31

At December 31, 2019	447,771,433

Share purchase options exercised 1	1,056,363	Cdn$25.70

Restricted share units released 1	128,405	Cdn$0.00

Dividend reinvestment plan 2	502,193	US$37.87

At December 31, 2020	449,458,394

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1% (2019 – 3%).

Schedule of Dividends Declared

	Years Ended December 31
(in thousands, except per share amounts)	2020		2019

Dividends declared per share	$0.42		$0.36
Average number of shares eligible for dividend	448,777		446,267

Total dividends paid	$188,486		$160,656

Paid as follows:
Cash	$167,211	89%	$129,986	81%
DRIP 1	21,275	11%	30,670	19%

Total dividends paid	$188,486	100%	$160,656	100%

Shares issued under the DRIP	502		1,262

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.
2)	As at December 31, 2020, cumulative dividends of $1,267 million have been declared and paid by the Company.